UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Real Assets Fund
Class A:
PUDAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Real Assets Fund (the “Fund”) for the period of
November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class A	$58	0.53%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.
MF207EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	10.78%	5.31%	2.82%
Class A without sales charges	17.24%	6.51%	3.41%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Custom Blended Index**	12.50%	4.04%	2.43%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.26%

*The Fund has added this broad-based index in response to new regulatory
requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares decreased from 0.60% in the year ended October 31, 2023 to 0.53% primarily due to an increase in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Assets Fund

SHARE CLASS	A
NASDAQ	PUDAX
CUSIP	74440K819
MF207EA

PGIM Real Assets Fund
Class C:
PUDCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Real Assets Fund (the “Fund”) for the period of
November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class C	$138	1.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.
MF207EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	15.31%	5.73%	2.65%
Class C without sales charges	16.31%	5.73%	2.65%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Custom Blended Index**	12.50%	4.04%	2.43%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.26%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Assets Fund

SHARE CLASS	C
NASDAQ	PUDCX
CUSIP	74440K785
MF207EC

PGIM Real Assets Fund
Class Z:
PUDZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Real Assets Fund (the “Fund”) for the period of
November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class Z	$23	0.21%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.
MF207EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	17.61%	6.87%	3.73%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Custom Blended Index**	12.50%	4.04%	2.43%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.26%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class Z shares decreased from 0.31% in the year ended October 31, 2023 to 0.21% primarily due to an increase in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Assets Fund

SHARE CLASS	Z
NASDAQ	PUDZX
CUSIP	74440K777
MF207EZ

PGIM Real Assets Fund
Class R6:
PUDQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Real Assets Fund (the “Fund”) for the period of
November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class R6	$11	0.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.
MF207ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 23, 2015 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.71%	6.96%	4.05% (1/23/2015)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.43%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.23%
Custom Blended Index**	12.50%	4.04%	2.78%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.17% in the year ended October 31, 2023 to 0.10% primarily due to an increase in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Assets Fund

SHARE CLASS	R6
NASDAQ	PUDQX
CUSIP	74440K744
MF207ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $58,376 and $111,300, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Real Assets Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Real Assets Fund	1
Notes to Financial Statements	11

Other Information - Form N-CSR Items 8-11

Consolidated Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

AFFILIATED MUTUAL FUNDS 92.3%
Domestic Equity — 36.2%

PGIM Jennison MLP Fund (Class R6)	892,609	$7,837,104
PGIM Jennison Natural Resources Fund (Class R6)	65,493	3,706,898
PGIM Select Real Estate Fund (Class R6)	1,367,191	18,470,752

		30,014,754

Fixed Income — 37.7%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,068,839	14,088,793
PGIM TIPS Fund (Class R6)	2,053,253	17,226,795

		31,315,588

International Equity — 18.4%

PGIM Global Real Estate Fund (Class R6)	316,918	6,503,163
PGIM Jennison Global Infrastructure Fund (Class R6)	514,360	8,790,405

		15,293,568

TOTAL AFFILIATED MUTUAL FUNDS (cost $66,045,457)(wa)		76,623,910

UNAFFILIATED EXCHANGE-TRADED FUND 6.1%
iShares Gold Trust* (cost $3,981,382)(bb)	97,095	5,033,405

TOTAL LONG-TERM INVESTMENTS (cost $70,026,839)		81,657,315

SHORT-TERM INVESTMENT 2.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,651,449)(bb)(wa)	1,651,449	1,651,449

TOTAL INVESTMENTS 100.4% (cost $71,678,288)		83,308,764
Liabilities in excess of other assets (0.4)%		(327,699)

NET ASSETS 100.0%		$82,981,065

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

MLP—Master Limited Partnership

OTC—Over-the-counter

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	1

Consolidated Schedule of Investments (continued)

as of October 31, 2024

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$30,014,754	$—	$—
Fixed Income	31,315,588	—	—
International Equity	15,293,568	—	—
Unaffiliated Exchange-Traded Fund	5,033,405	—	—
Short-Term Investment
Affiliated Mutual Fund	1,651,449	—	—

Total	$83,308,764	$—	$—

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Real Estate	30.1%
TIPS	20.7
Commodity	17.0
Utilities/Infrastructure	10.6
Master Limited Partnerships (MLPs)	9.4
Unaffiliated Exchange-Traded Fund	6.1
Natural Resources	4.5
Short-Term	2.0

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Consolidated Financial Statements.

2

Consolidated Statement of Assets and Liabilities

as of October 31, 2024

Assets
Investments at value:
Affiliated investments (cost $67,696,906)	$78,275,359
Unaffiliated investments (cost $3,981,382)	5,033,405
Receivable for Fund shares sold	90,961
Due from Manager	24,298
Dividends receivable	114
Prepaid expenses	1,817

Total Assets	83,425,954

Liabilities
Payable for Fund shares purchased	329,750
Audit fee payable	57,876
Accrued expenses and other liabilities	21,742
Custodian and accounting fee payable	20,854
Transfer agent fee payable	10,091
Distribution fee payable	2,364
Affiliated transfer agent fee payable	1,144
Trustees’ fees payable	1,029
Dividends payable	39

Total Liabilities	444,889

Net Assets	$82,981,065

Net assets were comprised of:
Shares of beneficial interest, at par	$8,528
Paid-in capital in excess of par	101,336,560
Total distributable earnings (loss)	(18,364,023)

Net assets, October 31, 2024	$82,981,065

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	3

Consolidated Statement of Assets and Liabilities

as of October 31, 2024

Class A
Net asset value and redemption price per share, ($6,070,404 ÷ 624,841 shares of beneficial interest issued and outstanding)	$9.72
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.29

Class C
Net asset value, offering price and redemption price per share, ($1,105,322 ÷ 114,993 shares of beneficial interest issued and outstanding)	$9.61

Class Z
Net asset value, offering price and redemption price per share, ($30,982,323 ÷ 3,181,668 shares of beneficial interest issued and outstanding)	$9.74

Class R6
Net asset value, offering price and redemption price per share, ($44,823,016 ÷ 4,606,421 shares of beneficial interest issued and outstanding)	$9.73

See Notes to Consolidated Financial Statements.

4

Consolidated Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$3,339,751

Expenses
Management fee	560,118
Distribution fee(a)	34,657
Custodian and accounting fees	84,903
Audit fee	57,876
Professional fees	53,112
Transfer agent’s fees and expenses (including affiliated expense of $7,200)(a)	51,860
Registration fees(a)	46,020
Shareholders’ reports	21,443
Trustees’ fees	10,846
Miscellaneous	37,485

Total expenses	958,320
Less: Fee waiver and/or expense reimbursement(a)	(782,726)
Distribution fee waiver(a)	(3,437)

Net expenses	172,157

Net investment income (loss)	3,167,594

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $937,321)	1,023,737
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $10,002,274)	10,835,026

Net gain (loss) on investment transactions	11,858,763

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,026,357

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	20,625	14,032	—	—
Transfer agent’s fees and expenses	12,634	2,466	36,098	662
Registration fees	14,335	9,535	14,315	7,835
Fee waiver and/or expense reimbursement	(70,044)	(21,041)	(285,050)	(406,591)
Distribution fee waiver	(3,437)	—	—	—

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	5

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,167,594	$12,453,392
Net realized gain (loss) on investment transactions	1,023,737	(12,636,087)
Affiliated net capital gain distributions received	—	308,036
Net change in unrealized appreciation (depreciation) on investments	10,835,026	(1,473,700)

Net increase (decrease) in net assets resulting from operations	15,026,357	(1,348,359)

Dividends and Distributions
Distributions from distributable earnings
Class A	(231,137)	(803,685)
Class C	(39,890)	(207,589)
Class Z	(1,278,679)	(6,477,820)
Class R6	(1,845,552)	(4,810,538)

	(3,395,258)	(12,299,632)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	21,173,233	37,374,114
Net asset value of shares issued in reinvestment of dividends and distributions	3,393,667	12,296,323
Cost of shares purchased	(55,404,540)	(88,887,571)

Net increase (decrease) in net assets from Fund share transactions	(30,837,640)	(39,217,134)

Total increase (decrease)	(19,206,541)	(52,865,125)

Net Assets:
Beginning of year	102,187,606	155,052,731

End of year	$82,981,065	$102,187,606

See Notes to Consolidated Financial Statements.

6

Consolidated Financial Highlights

Class A Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.57	$9.53	$11.31	$9.37	$9.74
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.81	0.84	0.10	0.11
Net realized and unrealized gain (loss) on investment transactions	1.17	(0.99)	(1.29)	2.37	(0.26)
Total from investment operations	1.46	(0.18)	(0.45)	2.47	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.78)	(1.27)	(0.28)	(0.16)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.04)	(0.25)	(0.06)
Total dividends and distributions	(0.31)	(0.78)	(1.33)	(0.53)	(0.22)
Net asset value, end of year	$9.72	$8.57	$9.53	$11.31	$9.37
Total Return(b):	17.24%	(2.20)%	(4.47)%	27.18%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,070	$7,858	$10,171	$7,448	$4,694
Average net assets (000)	$6,875	$9,140	$9,249	$6,059	$4,479
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.53%	0.60%	0.54%	0.53%	0.86%
Expenses before waivers and/or expense reimbursement	1.60%	1.40%	1.44%	1.44%	2.12%
Net investment income (loss)	3.16%	8.95%	8.17%	0.92%	1.14%
Portfolio turnover rate(d)	26%	42%	43%	30%	96%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Assets Fund	7

Consolidated Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.48		$9.44	$11.22	$9.30	$9.68
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.75	0.35	0.01	0.04
Net realized and unrealized gain (loss) on investment transactions	1.14		(1.00)	(0.88)	2.37	(0.25)
Total from investment operations	1.37		(0.25)	(0.53)	2.38	(0.21)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.71)	(1.19)	(0.21)	(0.11)
Tax return of capital distributions	-		-	(0.02)	-	-
Distributions from net realized gains	-		-	(0.04)	(0.25)	(0.06)
Total dividends and distributions	(0.24)		(0.71)	(1.25)	(0.46)	(0.17)
Net asset value, end of year	$9.61		$8.48	$9.44	$11.22	$9.30
Total Return(b):	16.31%		(2.93)%	(5.22)%	26.32%	(2.26)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,105		$1,689	$2,874	$613	$1,163
Average net assets (000)	$1,403		$2,362	$1,893	$789	$1,340
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28	%(d)	1.33%	1.29%	1.29%	1.58%
Expenses before waivers and/or expense reimbursement	2.78%		2.23%	2.68%	2.64%	3.40%
Net investment income (loss)	2.49%		8.29%	3.44%	0.11%	0.41%
Portfolio turnover rate(e)	26%		42%	43%	30%	96%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

Class Z Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.59	$9.55	$11.34	$9.39	$9.75
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.93	0.84	0.13	0.15
Net realized and unrealized gain (loss) on investment transactions	1.16	(1.08)	(1.27)	2.38	(0.26)
Total from investment operations	1.49	(0.15)	(0.43)	2.51	(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.81)	(1.30)	(0.31)	(0.19)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.04)	(0.25)	(0.06)
Total dividends and distributions	(0.34)	(0.81)	(1.36)	(0.56)	(0.25)
Net asset value, end of year	$9.74	$8.59	$9.55	$11.34	$9.39
Total Return(b):	17.61%	(1.90)%	(4.27)%	27.70%	(1.18)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,982	$40,429	$85,298	$58,290	$56,307
Average net assets (000)	$33,020	$64,667	$77,910	$57,988	$58,559
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.21%	0.31%	0.25%	0.19%	0.50%
Expenses before waivers and/or expense reimbursement	1.07%	1.01%	0.96%	0.95%	1.11%
Net investment income (loss)	3.55%	10.15%	8.14%	1.23%	1.58%
Portfolio turnover rate(d)	26%	42%	43%	30%	96%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Assets Fund	9

Consolidated Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.58	$9.55	$11.33	$9.38	$9.75
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.79	0.96	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	1.17	(0.94)	(1.37)	2.38	(0.24)
Total from investment operations	1.50	(0.15)	(0.41)	2.52	(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.82)	(1.31)	(0.32)	(0.20)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.04)	(0.25)	(0.06)
Total dividends and distributions	(0.35)	(0.82)	(1.37)	(0.57)	(0.26)
Net asset value, end of year	$9.73	$8.58	$9.55	$11.33	$9.38
Total Return(b):	17.71%	(1.85)%	(4.06)%	27.78%	(1.18)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$44,823	$52,211	$56,708	$49,933	$30,370
Average net assets (000)	$49,361	$55,815	$56,304	$40,677	$28,578
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10%	0.17%	0.12%	0.11%	0.41%
Expenses before waivers and/or expense reimbursement	0.92%	0.87%	0.82%	0.87%	1.04%
Net investment income (loss)	3.53%	8.74%	9.23%	1.31%	1.42%
Portfolio turnover rate(d)	26%	42%	43%	30%	96%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

Notes to Consolidated Financial Statements

1. Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Fund include the financial results of the Cayman Subsidiary. The Fund gains exposure to the real asset classes by investing in varying combinations of other PGIM mutual funds (the “Underlying Funds”); the Cayman Subsidiary; and direct investments in various other securities.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Fund and the Cayman Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures as the Fund.

As of October 31, 2024, the Cayman Subsidiary had net assets of $5,042,599 representing 6.08% of the Fund’s net assets.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission “CFTC” rules.

PGIM Real Assets Fund	11

Notes to Consolidated Financial Statements (continued)

2. Accounting Policies

The Fund and the Cayman Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

12

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Real Assets Fund	13

Notes to Consolidated Financial Statements (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

14

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $3 billion;	0.62%*

PGIM Real Assets Fund	15

Notes to Consolidated Financial Statements (continued)

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.58% of average daily net assets from $3 billion to $5 billion;
0.57% of average daily net assets from $5 billion to $10 billion;
0.56% of average daily net assets over $10 billion

*

Including the Cayman Subsidiary’s assets. Additionally, the Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the same annual rates as disclosed in the table above. The consolidated effective management fee includes Cayman Subsidiary. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. The Manager also has entered into a Subadvisory Agreement with PGIM Quantitative Solutions, relating to the Cayman Subsidiary.

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses and acquired fund fees and expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes)), extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for the fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations*
A	0.85%
C	0.85
Z	0.85
R6	0.85

* Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

16

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$2,899	$—

C	—	2

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

PGIM Real Assets Fund	17

Notes to Consolidated Financial Statements (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$22,956,858	$54,104,683

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

PGIM Global Real Estate Fund (Class R6)(1)
$ 6,000,280	$ 2,437,147	$ 3,524,000	$ 1,899,252	$ (309,516)	$ 6,503,163	316,918	$ 192,148

PGIM Jennison Global Infrastructure Fund (Class R6)(1)
9,442,489	3,019,065	5,763,000	2,064,814	27,037	8,790,405	514,360	129,065

PGIM Jennison MLP Fund (Class R6)(1)
13,559,114	1,823,148	9,640,000	(179,021)	2,273,863	7,837,104	892,609	728,145

PGIM Jennison Natural Resources Fund (Class R6)(1)
8,013,560	1,002,603	5,703,000	(1,479,432)	1,873,167	3,706,898	65,493	172,603

PGIM Quant Solutions Commodity Strategies Fund (Class R6)(1)
19,879,817	2,740,831	7,585,000	388,577	(1,335,432)	14,088,793	2,068,839	660,831

PGIM Select Real Estate Fund (Class R6)(1)
16,145,615	6,047,560	8,496,000	4,638,225	135,352	18,470,752	1,367,191	552,560

18

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM TIPS Fund (Class R6)(1)
$ 26,235,756	$ 2,080,330	$12,032,000	$ 2,669,859	$(1,727,150)	$17,226,795	2,053,253	$ 815,443
$ 99,276,631	$19,150,684	$52,743,000	$10,002,274	$ 937,321	$76,623,910		$3,250,795

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)(bb)
1,455,578	34,588,662	34,392,791	—	—	1,651,449	1,651,449	88,956
$100,732,209	$53,739,346	$87,135,791	$10,002,274	$ 937,321	$78,275,359		$3,339,751

(1)	The Fund did not have any capital gain distributions during the reporting period.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$3,395,258	$—	$—	$3,395,258

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$12,299,632	$—	$—	$12,299,632

For the year ended October 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$53,325	$—

PGIM Real Assets Fund	19

Notes to Consolidated Financial Statements (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$94,781,473	$13,262,101	$(24,734,810)	$(11,472,709)

The difference between GAAP and tax basis were primarily attributable to deferred losses on wash sales and the tax treatment of the investment in the Cayman Subsidiary.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$6,945,000	$744,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

20

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	21,252	0.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	77.7

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	52,127	$479,628
Shares issued in reinvestment of dividends and distributions	25,199	230,589
Shares purchased	(368,750)	(3,370,680)
Net increase (decrease) in shares outstanding before conversion	(291,424)	(2,660,463)
Shares issued upon conversion from other share class(es)	1,784	16,202
Shares purchased upon conversion into other share class(es)	(2,568)	(24,993)
Net increase (decrease) in shares outstanding	(292,208)	$(2,669,254)

Year ended October 31, 2023:
Shares sold	115,505	$1,055,933
Shares issued in reinvestment of dividends and distributions	89,083	803,587
Shares purchased	(365,294)	(3,323,397)
Net increase (decrease) in shares outstanding before conversion	(160,706)	(1,463,877)
Shares issued upon conversion from other share class(es)	10,812	100,884
Net increase (decrease) in shares outstanding	(149,894)	$(1,362,993)

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (continued)

Share Class	Shares	Amount

Class C

Year ended October 31, 2024:
Shares sold	4,419	$39,665
Shares issued in reinvestment of dividends and distributions	4,306	38,847
Shares purchased	(91,112)	(824,987)
Net increase (decrease) in shares outstanding before conversion	(82,387)	(746,475)
Shares purchased upon conversion into other share class(es)	(1,803)	(16,202)
Net increase (decrease) in shares outstanding	(84,190)	$(762,677)

Year ended October 31, 2023:

Shares sold	28,886	$272,438
Shares issued in reinvestment of dividends and distributions	23,070	206,211
Shares purchased	(146,302)	(1,315,151)
Net increase (decrease) in shares outstanding before conversion	(94,346)	(836,502)
Shares purchased upon conversion into other share class(es)	(10,928)	(100,884)
Net increase (decrease) in shares outstanding	(105,274)	$(937,386)

Class Z

Year ended October 31, 2024:
Shares sold	872,813	$8,057,679
Shares issued in reinvestment of dividends and distributions	139,202	1,278,679
Shares purchased	(2,538,578)	(23,227,007)
Net increase (decrease) in shares outstanding before conversion	(1,526,563)	(13,890,649)
Shares issued upon conversion from other share class(es)	2,560	24,993
Shares purchased upon conversion into other share class(es)	(345)	(3,397)
Net increase (decrease) in shares outstanding	(1,524,348)	$(13,869,053)

Year ended October 31, 2023:

Shares sold	2,216,495	$20,444,305
Shares issued in reinvestment of dividends and distributions	716,004	6,475,987
Shares purchased	(7,153,937)	(65,066,068)
Net increase (decrease) in shares outstanding	(4,221,438)	$(38,145,776)

Class R6

Year ended October 31, 2024:
Shares sold	1,367,537	$12,596,261
Shares issued in reinvestment of dividends and distributions	201,077	1,845,552
Shares purchased	(3,046,779)	(27,981,866)
Net increase (decrease) in shares outstanding before conversion	(1,478,165)	(13,540,053)
Shares issued upon conversion from other share class(es)	345	3,397
Net increase (decrease) in shares outstanding	(1,477,820)	$(13,536,656)

22

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	1,718,880	$15,601,438
Shares issued in reinvestment of dividends and distributions	532,936	4,810,538
Shares purchased	(2,106,098)	(19,182,955)
Net increase (decrease) in shares outstanding	145,718	$1,229,021

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended October 31, 2024. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $3,032,400, borrowed at a weighted average interest rate of 6.48%. The maximum loan outstanding amount during the period was $3,761,000. At October 31, 2024, the Fund did not have an outstanding loan amount.

9. Risks of Investing in the Fund

Set forth below is a description of the principal risks associated with an investment in the Fund either through direct investments or indirectly through the Fund’s investments in the

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (continued)

Underlying Funds. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadviser. Because the amount of the investment management fees to be retained by the manager and the subadviser may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadviser in selecting the Underlying Funds. In addition, the manager and the subadviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadviser take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadviser may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class. However, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will be considered qualifying regulated investment company (RIC) income for tax purposes. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. Changes in the laws of the Cayman Islands,

24

under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (continued)

the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

26

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (continued)

Energy Sector Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of adverse economic, environmental, business, regulatory or other occurrences affecting the energy sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; wars and conflicts; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may

28

buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Hedging Risk: The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (continued)

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

30

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (continued)

companies. Investments by the Fund in certain Underlying Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Funds, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Funds.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Natural Resources Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other

32

types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (continued)

shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. However, in the future, if the IRS issues regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund may treat such income as “qualifying income,” the Fund may need to change its investment strategies, which could adversely affect the Fund. The Cayman Subsidiary will not be subject to U.S. federal income tax. The Cayman Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Cayman Subsidiary during that year. Furthermore, the Fund will be subject to the distribution requirement applicable to open-end investment companies on such Cayman Subsidiary income, whether or not the Cayman Subsidiary makes a distribution to the Fund during the taxable year.

One of the Underlying Funds, the PGIM Jennison MLP Fund, is taxed as a regular corporation, or “C” corporation, for federal income tax purposes. This means that the PGIM Jennison MLP Fund is generally subject to U.S. federal income tax on its taxable income at the rates applicable to corporations and also subject to state and local income taxes. This may have unexpected and potentially significant consequences for shareholders, including the Fund.

Treasury Inflation Protected Securities (TIPS) Risk: The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example,

34

securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Utilities/Infrastructure Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

PGIM Real Assets Fund	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 3 and Shareholders of PGIM Real Assets Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PGIM Real Assets Fund (one of the funds constituting Prudential Investment Portfolios 3, referred to hereafter as the “Fund”) as of October 31, 2024, the related consolidated statement of operations for the year ended October 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Real Assets Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Real Assets Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”). The Board approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Real Assets Fund is a series of Prudential Investment Portfolios 3.

PGIM Real Assets Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of each subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structures, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the

PGIM Real Assets Fund

Approval of Advisory Agreements (continued)

Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the mutual funds included in the peer group, which was used to consider expenses and fees, were selected by PGIM Investments. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten- year periods and underperformed over the one- year period.
●	The Board noted that the Fund outperformed its secondary benchmark index (a custom blended index) over all periods. The Board also noted that the Fund outperformed over the first quarter of 2024.
●

The Board considered PGIM Investments’ assertions that the Fund’s underperformance was primarily attributable to 2023, and that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its three-, five- and 10-year performance versus its benchmark and peers.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the annual operating expenses of each class of the Fund’s shares at 0.85% through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

PGIM Real Assets Fund

Approval of Advisory Agreements (continued)

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2024